Financial Risk Management - Dealer Finance Receivables and Undiscounted Maximum Amounts of Potential Payment for Loan Commitments (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Dealer finance receivables:
Dealer finance receivables	¥ 5,161,165	¥ 5,405,250
Loan commitments:
Loan commitments	63,655	57,441
Group A [member]
Dealer finance receivables:
Dealer finance receivables	437,708	479,101
Loan commitments:
Loan commitments	43,823	46,962
Group B [member]
Dealer finance receivables:
Dealer finance receivables	229,284	233,113
Loan commitments:
Loan commitments	19,832	10,479
Wholesale [member]
Dealer finance receivables:
Dealer finance receivables	666,992	712,214
12-month expected credit losses [member]
Loan commitments:
Loan commitments	63,655	57,441
12-month expected credit losses [member] | Group A [member]
Dealer finance receivables:
Dealer finance receivables	414,323	469,877
Loan commitments:
Loan commitments	43,823	46,962
12-month expected credit losses [member] | Group B [member]
Dealer finance receivables:
Dealer finance receivables	217,741	202,993
Loan commitments:
Loan commitments	19,832	10,479
12-month expected credit losses [member] | Wholesale [member]
Dealer finance receivables:
Dealer finance receivables	632,064	672,870
Lifetime expected credit losses [member] | Not credit impaired [member]
Loan commitments:
Loan commitments
Lifetime expected credit losses [member] | Not credit impaired [member] | Group A [member]
Dealer finance receivables:
Dealer finance receivables	23,308	9,224
Loan commitments:
Loan commitments
Lifetime expected credit losses [member] | Not credit impaired [member] | Group B [member]
Dealer finance receivables:
Dealer finance receivables	9,900	13,223
Loan commitments:
Loan commitments
Lifetime expected credit losses [member] | Not credit impaired [member] | Wholesale [member]
Dealer finance receivables:
Dealer finance receivables	33,208	22,447
Lifetime expected credit losses [member] | Credit impaired [member]
Loan commitments:
Loan commitments
Lifetime expected credit losses [member] | Credit impaired [member] | Group A [member]
Dealer finance receivables:
Dealer finance receivables
Loan commitments:
Loan commitments
Lifetime expected credit losses [member] | Credit impaired [member] | Group B [member]
Dealer finance receivables:
Dealer finance receivables	1,643	16,897
Loan commitments:
Loan commitments
Lifetime expected credit losses [member] | Credit impaired [member] | Wholesale [member]
Dealer finance receivables:
Dealer finance receivables	¥ 1,720	¥ 16,897